FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08034

                      Franklin Real Estate Securities Trust
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
               (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  4/30
                          ----

Date of reporting period:  7/31/08
                           -------



Item 1. Schedule of Investments.


Franklin Real Estate Securities Trust

QUARTERLY STATEMENT OF INVESTMENTS
JULY 31, 2008

CONTENTS

Franklin Real Estate Securities Fund .....................................     3
Notes to Statement of Investments ........................................     5

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

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Franklin Real Estate Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

    FRANKLIN REAL ESTATE SECURITIES FUND                  SHARES        VALUE
    -------------------------------------------------   ---------   ------------
    COMMON STOCKS 97.7%
    REAL ESTATE INVESTMENT TRUSTS 97.7%
    AMB Property Corp. ..............................     162,300   $  7,946,208
    AvalonBay Communities Inc. ......................     128,500     12,812,735
    Boston Properties Inc. ..........................     238,400     22,931,696
    Camden Property Trust ...........................     170,900      8,404,862
    Corporate Office Properties Trust ...............     232,500      9,039,600
    Cousins Properties Inc. .........................     160,600      3,528,382
    Developers Diversified Realty Corp. .............     232,000      7,414,720
    Douglas Emmett Inc. .............................     613,200     14,428,596
    Equity Lifestyle Properties Inc. ................     107,800      5,175,478
    Equity Residential ..............................     530,044     22,881,999
    Essex Property Trust Inc. .......................      60,300      7,317,405
    Federal Realty Investment Trust .................     110,600      8,030,666
    FelCor Lodging Trust Inc. .......................     440,600      3,520,394
    General Growth Properties Inc. ..................     299,200      8,201,072
    HCP Inc. ........................................     364,600     13,151,122
    Highwoods Properties Inc. .......................     193,800      7,073,700
    Hospitality Properties Trust ....................      71,200      1,516,560
    Host Hotels & Resorts Inc. ......................   1,322,436     17,337,136
    Kilroy Realty Corp. .............................     151,400      6,935,634
    Kimco Realty Corp. ..............................     512,400     18,082,596
    Liberty Property Trust ..........................     221,100      8,048,040
    The Macerich Co. ................................      85,000      4,703,050
    Nationwide Health Properties Inc. ...............     280,200     10,398,222
    Parkway Properties Inc. .........................      27,600        974,004
    ProLogis ........................................     490,598     23,980,430
    Public Storage ..................................     251,000     20,554,390
    Regency Centers Corp. ...........................     162,200      9,650,900
    Simon Property Group Inc. .......................     409,863     37,965,610
    SL Green Realty Corp. ...........................     129,000     10,750,860
    Sun Communities Inc. ............................     100,600      1,708,188
    Sunstone Hotel Investors Inc. ...................     369,300      4,778,742
    Tanger Factory Outlet Centers Inc. ..............     126,800      4,734,712
    Taubman Centers Inc. ............................     199,300      9,566,400
    UDR Inc. ........................................     460,000     11,748,400
    Ventas Inc. .....................................     183,442      8,229,208
    Vornado Realty Trust ............................     262,500     24,955,875
                                                                    ------------
    TOTAL COMMON STOCKS (COST $337,125,141) .........                398,477,592
                                                                    ------------
    PREFERRED STOCK (COST $1,530,890) 0.3%
    REAL ESTATE INVESTMENT TRUSTS 0.3%
    Kimco Realty Corp., 7.75%, pfd., G ..............      61,100      1,416,909
                                                                    ------------
    TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
       (COST $338,656,031) ..........................                399,894,501
                                                                    ------------


                     Quarterly Statement of Investments | 3

Franklin Real Estate Securities Trust

    FRANKLIN REAL ESTATE SECURITIES FUND                  SHARES        VALUE
    -------------------------------------------------   ---------   ------------
    SHORT TERM INVESTMENT (COST $8,834,930) 2.2%
    MONEY MARKET FUND 2.2%
(a) Franklin Institutional Fiduciary Trust Money
       Market Portfolio, 2.20% ......................   8,834,930   $  8,834,930
                                                                    ------------
    TOTAL INVESTMENTS (COST $347,490,961) 100.2% ....                408,729,431
    OTHER ASSETS, LESS LIABILITIES (0.2)% ...........                   (748,061)
                                                                    ------------
    NET ASSETS 100.0% ...............................               $407,981,370
                                                                    ============

(a) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                     4 | Quarterly Statement of Investments

Franklin Real Estate Securities Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

FRANKLIN REAL ESTATE SECURITIES FUND

1. ORGANIZATION

Franklin Real Estate Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company, consisting of one fund, the Franklin Real Estate Securities Fund
(Fund).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At July 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ............................................   $356,752,437
                                                                   ============
Unrealized appreciation ........................................   $ 80,018,283
Unrealized depreciation ........................................    (28,041,289)
                                                                   ------------
Net unrealized appreciation (depreciation) .....................   $ 51,976,994
                                                                   ============


                     Quarterly Statement of Investments | 5

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

4. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on May 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2008, all of the Fund's investments in securities carried at fair value were in Level 1 inputs.

5. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     6 | Quarterly Statement of Investments




Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By /s/ GALEN G. VETTER
         Galen G. Vetter
         Chief Executive Officer - Finance and Administration
Date    September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ GALEN G. VETTER
         Galen G. Vetter
         Chief Executive Officer - Finance and Administration
Date    September 26, 2008


By /s/ LAURA F. FERGERSON
         Laura F. Fergerson
         Chief Financial Officer and Chief Accounting Officer
Date    September 26, 2008



                                  Exhibit A




I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN REAL ESTATE SECURITIES TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

9/26/2008


/s/ GALEN G. VETTER

Galen G. Vetter
Chief Executive Officer - Finance and Administration






I, Laura F. Fergerson, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN REAL ESTATE SECURITIES TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

9/26/2008


/s/ LAURA F. FERGERSON

Laura F. Fergerson
Chief Financial Officer and Chief Accounting Officer